Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital
31	Share capital

	Number of shares	Amount
	’000	RMB’000
As at 31 December 2020, 1 January 2021 and 31 December 2021
Registered, issued and fully paid:
Ordinary A shares listed in PRC	7,328,814	7,328,814
Foreign invested H shares listed overseas	3,495,000	3,495,000

Total	10,823,814	10,823,814